Material Accounting Policies - Summary of Revenue from Contracts with Customers (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 245,088	$ 226,740	$ 194,804
Sale of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	244,264	226,222	193,899
Services rendered
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23	15	321
Other operating revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 801	$ 503	$ 584